Share-Based Payments - Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Sep. 24, 2018	Apr. 24, 2018	Dec. 31, 2017
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Exercisable	3,709,240	60,000	8,000,000	8,000,000	2,521,896
Exercise price of warrants	$ 1.84	$ 1.75	$ 5.375	$ 5.375
2014 Broker Warrants (Series E Financing)
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Exercisable	0	60,000			703,714
Exercise price of warrants	$ 1.75	$ 1.75
Expiration Date	Jan. 31, 2019	Jan. 31, 2019
Two Thousand Sixteen Warrants To Sss Member
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Exercisable		0			1,818,182
Exercise price of warrants		$ 2.75
Expiration Date		Mar. 28, 2018
$2.05 million IDV Senior Secured Convertible Debenture
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Exercisable	1,671,196	0
Exercise price of warrants	$ 1.84	$ 1.84
Expiration Date	Feb. 22, 2024	Feb. 22, 2024
$2.5 million IDV Senior Secured Convertible Debenture
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Exercisable	2,038,044	0
Exercise price of warrants	$ 1.84	$ 1.84
Expiration Date	Sep. 27, 2024	Sep. 27, 2024